Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income (Loss) [Abstract]
Net earnings (loss)	$ (83,400)	$ (87,747)	$ 145,252
Other comprehensive income:
Amounts reclassified to net earnings (loss) during the period relating to cash flow hedging instruments	12,175	13,086	12,169
Other comprehensive income	12,175	13,086	12,169
Comprehensive income (loss)	$ (71,225)	$ (74,661)	$ 157,421